Derivative financial instruments and debt excluding lease liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities
The table below provides the comparison of the fair value with the carrying amount of debt excluding lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.

DEBT EXCLUDING LEASE LIABILITIES
$ million	June 30, 2026	December 31, 2025
Carrying amount[1]	43,449	46,710
Fair value[2]	39,681	43,142
1.    Shell issued no debt under the US shelf or under the Euro medium-term note programmes during 2026.
2. Mainly determined from the prices quoted for these securities.